SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Option outstanding, balance		468,619
Weighted average exercise price outstanding, balance		$ 1.31
Option granted		644,000	128,000
Weighted average exercise price, granted		$ 0.36	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,112,619	1,112,619	468,619
Weighted average exercise price outstanding, balance	$ 0.76	$ 0.76	$ 1.31
Option outstanding exercisable	468,619	468,619
Officers and Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Weighted average remaining contractual term outstanding		7 years 9 months 18 days	5 years 7 months 6 days
Aggregate Intrinsic Value, Beginning balance
Option granted	644,000
Weighted average exercise price, granted	$ 0.36
Weighted average remaining contractual term outstanding, granted			9 years 10 months 24 days
Aggregate instrinsic value, granted
Aggregate Intrinsic Value, Ending Balance
Weighted average remaining contractual term outstanding, exercisable		4 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable